Due from Financial Institutions Measured at Amortized Cost	12 Months Ended
Dec. 31, 2021
Due From Financial Institution [Abstract]
Due from Financial Institutions Measured at Amortized Cost
7. Due from Financial Institutions Measured at Amortized Cost
7.1 Details of due from financial institutions as of December 31, 2020 and 2021, are as follows:

		Financial institutions	Interest rate (%) as of December 31, 2021	December 31, 2020		December 31, 2021
				(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	0.00 ~ 0.97	￦	11,242,803	￦	15,317,033
	Due from banks	Hana Bank and others	0.00 ~ 5.20		3,692,044		3,390,521
	Due from others	Korea Securities Finance Corporation and others	0.00 ~ 1.98		753,581		686,236

					15,688,428		19,393,790

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	The Bank of Korea and others	0.00 ~ 4.00		4,215,918		6,329,310
	Time deposits in foreign currencies	Bank of Communications Co., Ltd. and others	0.00 ~ 6.10		739,637		587,782
	Due from others	Societe Generale (Paris) and others	0.00 ~ 6.50		2,079,371		2,054,474

					7,034,926		8,971,566

				￦	22,723,354	￦	28,365,356

*	Before netting of allowance
7.2 Details of restricted due from financial institutions as of December 31, 2020 and 2021, are as follows:

		Financial institutions	December 31, 2020		December 31, 2021		Reasons of restriction
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	11,242,803	￦	15,317,033	Bank of Korea Act
	Due from banks	Shinhan Bank and others		772,986		803,445	Net settlement and others
	Due from others	NH Investment & Securities Co., Ltd. and others		545,457		528,642	Derivatives margin account and others

				12,561,246		16,649,120

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank of Indonesia and others		1,097,729		2,262,610	Indonesian law and others
	Time deposits in foreign currencies	Bank of Communications Co., Ltd. and others		46,428		68,588	Bank Act of the State of New York and others
	Due from others	Societe Generale (Paris) and others		1,597,960		1,774,388	Derivatives margin account and others

				2,742,117		4,105,586

				￦15,303,363		￦20,754,706

*	Before netting of allowance
7.3 Changes in allowances for credit losses of due from financial institutions for the years ended December 31, 2020 and 2021, are as follows:

	2020
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired

	(In millions of Korean won)
Beginning	￦	3,164	￦	1,188	￦	360
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Reversal of credit losses		(416)		(1,128)		—
Business combination		154		—		—
Others		45		(26)		(78)

Ending	￦	2,947	￦	34	￦	282

	2021
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired

	(In millions of Korean won)
Beginning	￦	2,947	￦	34	￦	282
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Reversal of credit losses		(51)		(35)		(282)
Others		73		1		—

Ending	￦	2,969	￦	—	￦	—